Deferred tax - Unremitted earning (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits
Unremitted earnings at end of year that would be subject to dividend withholding tax	R 28,150	R 45,280
Tax effect if remitted	1,012	1,718
Europe
Disclosure of temporary difference, unused tax losses and unused tax credits
Unremitted earnings at end of year that would be subject to dividend withholding tax	10,808	12,555
Tax effect if remitted	241	267
Rest of Africa
Disclosure of temporary difference, unused tax losses and unused tax credits
Unremitted earnings at end of year that would be subject to dividend withholding tax	2,675	2,346
Tax effect if remitted	213	188
United States of America
Disclosure of temporary difference, unused tax losses and unused tax credits
Unremitted earnings at end of year that would be subject to dividend withholding tax	10,486	23,591
Tax effect if remitted	524	1,179
Other Country
Disclosure of temporary difference, unused tax losses and unused tax credits
Unremitted earnings at end of year that would be subject to dividend withholding tax	4,181	6,788
Tax effect if remitted	R 34	R 84